ALLEGIANT FUNDS

                   ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND
                         ALLEGIANT SMALL CAP VALUE FUND

                               A, B, and C Shares

   Supplement dated November 28, 2005 to the Prospectus dated October 1, 2005.

             This Supplement provides new and additional information
              effective November 30, 2005 beyond that contained in
      the Prospectus and should be read in conjunction with the Prospectus.

FUND NAME CHANGES

The names of the following Allegiant Funds will be changed as set forth below:

CURRENT FUND NAME                                    NEW FUND NAME
Allegiant Multi-Factor Small Cap Value Fund          Allegiant Multi-Factor Small Cap Focused Value Fund

Allegiant Small Cap Value Fund                       Allegiant Multi-Factor Small Cap Value Fund

This supplement revises the Prospectus to reflect these changes.

THE THIRD PARAGRAPH UNDER THE HEADING ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 18 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

Using an analytical process together with fundamental research to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually. The Adviser, through a focused approach, will invest in fewer securities relative to other Funds it manages in the Multi-Factor style.

THE "INVESTMENT GOAL" AND "PRINCIPAL RISKS" PORTIONS OF THE "FUND SUMMARY" ON PAGE 26 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

        --------------------------------------------------------------------
        INVESTMENT GOAL                Long-term capital appreciation
        --------------------------------------------------------------------


        --------------------------------------------------------------------
        PRINCIPAL RISKS                Market risk, small companies risk
        --------------------------------------------------------------------


THE FIRST AND THIRD PARAGRAPHS UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 26 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE
FOLLOWING:

The Allegiant Multi-Factor Small Cap Value Fund's investment objective is to provide long-term capital appreciation by investing in a diversified portfolio of securities of small cap companies. The investment objective may be changed without a shareholder vote.

Using an analytical process together with fundamental research methods to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually.

THE "ACTIVE TRADING RISK" DISCLOSURE UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 26 IS DELETED.

THE TABLE FOUND ON PAGE 89 IS REVISED TO INDICATE THAT THE ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND IS MANAGED BY THE STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM.

THE INFORMATION WITH RESPECT TO THE SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM FOUND ON PAGE 93 IS DELETED.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                   ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND
                         ALLEGIANT SMALL CAP VALUE FUND

                                    I Shares

   Supplement dated November 28, 2005 to the Prospectus dated October 1, 2005.

             This Supplement provides new and additional information
              effective November 30, 2005 beyond that contained in
      the Prospectus and should be read in conjunction with the Prospectus.


FUND NAME CHANGES

The names of the following Allegiant Funds will be changed as set forth below:

CURRENT FUND NAME                                    NEW FUND NAME
Allegiant Multi-Factor Small Cap Value Fund          Allegiant Multi-Factor Small Cap Focused Value Fund

Allegiant Small Cap Value Fund                       Allegiant Multi-Factor Small Cap Value Fund

This supplement revises the Prospectus to reflect these changes.

THE THIRD PARAGRAPH UNDER THE HEADING ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 18 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

Using an analytical process together with fundamental research to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually. The Adviser, through a focused approach, will invest in fewer securities relative to other Funds it manages in the Multi-Factor style.

THE "INVESTMENT GOAL" AND "PRINCIPAL RISKS" PORTIONS OF THE "FUND SUMMARY" ON PAGE 26 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

        -------------------------------------------------------------------
        INVESTMENT GOAL               Long-term capital appreciation
        -------------------------------------------------------------------


        -------------------------------------------------------------------
        PRINCIPAL RISKS               Market risk, small companies risk
        -------------------------------------------------------------------


THE FIRST AND THIRD PARAGRAPHS UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 26 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE
FOLLOWING:

The Allegiant Multi-Factor Small Cap Value Fund's investment objective is to provide long-term capital appreciation by investing in a diversified portfolio of securities of small cap companies. The investment objective may be changed without a shareholder vote.

Using an analytical process together with fundamental research methods to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually.

THE "ACTIVE TRADING RISK" DISCLOSURE UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 26 IS DELETED.

THE TABLE FOUND ON PAGE 86 IS REVISED TO INDICATE THAT THE ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND IS MANAGED BY THE STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM.

THE INFORMATION WITH RESPECT TO THE SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM FOUND ON PAGE 90 IS DELETED.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                   ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND
                         ALLEGIANT SMALL CAP VALUE FUND

                                    R Shares

   Supplement dated November 28, 2005 to the Prospectus dated October 1, 2005.

             This Supplement provides new and additional information
              effective November 30, 2005 beyond that contained in
      the Prospectus and should be read in conjunction with the Prospectus.


FUND NAME CHANGES

The names of the following Allegiant Funds will be changed as set forth below:

CURRENT FUND NAME                                    NEW FUND NAME
Allegiant Multi-Factor Small Cap Value Fund          Allegiant Multi-Factor Small Cap Focused Value Fund

Allegiant Small Cap Value Fund                       Allegiant Multi-Factor Small Cap Value Fund

This supplement revises the Prospectus to reflect these changes.

THE THIRD PARAGRAPH UNDER THE HEADING ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 18 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

Using an analytical process together with fundamental research to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually. The Adviser, through a focused approach, will invest in fewer securities relative to other Funds it manages in the Multi-Factor style.

THE "INVESTMENT GOAL" AND "PRINCIPAL RISKS" PORTIONS OF THE "FUND SUMMARY" ON PAGE 26 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE FOLLOWING:

        ------------------------------------------------------------------
        INVESTMENT GOAL              Long-term capital appreciation
        ------------------------------------------------------------------


        ------------------------------------------------------------------
        PRINCIPAL RISKS              Market risk, small companies risk
        ------------------------------------------------------------------


THE FIRST AND THIRD PARAGRAPHS UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" FOUND ON PAGE 26 OF THE PROSPECTUS ARE DELETED AND REPLACED WITH THE
FOLLOWING:

The Allegiant Multi-Factor Small Cap Value Fund's investment objective is to provide long-term capital appreciation by investing in a diversified portfolio of securities of small cap companies. The investment objective may be changed without a shareholder vote.

Using an analytical process together with fundamental research methods to implement a "value" approach, the Adviser rates the performance potential of companies and buys those securities it considers to be conservatively valued relative to the securities of comparable companies. In searching for securities with lower than average valuations, the Adviser considers, among other things, price-to-earnings and price-to-book ratios. The Adviser assesses a company's valuation and prospects by reviewing and analyzing investment candidates individually.

THE "ACTIVE TRADING RISK" DISCLOSURE UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING" FOUND ON PAGE 26 IS DELETED.

THE TABLE FOUND ON PAGE 80 IS REVISED TO INDICATE THAT THE ALLEGIANT MULTI-FACTOR SMALL CAP VALUE FUND IS MANAGED BY THE STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM.

THE INFORMATION WITH RESPECT TO THE SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM FOUND ON PAGE 84 IS DELETED.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE